UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022

Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 - July 31, 2013

Item 1.                      Schedule of Investments.

                                  Attached hereto.

AGC Advent Claymore Convertible Securities and Income Fund II
Portfolio of Investments
July 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 157.7%
	Convertible Bonds - 109.9%
	Aerospace & Defense - 0.3%
$699,000	L-3 Communications Holdings, Inc. (a)	BB+	3.000%	08/01/2035	09/04/13 @ 100	$753,609

	Airlines - 0.3%
357,000	United Airlines, Inc. (a)	B	4.500%	01/15/2015	N/A	684,101

	Apparel - 0.2%
382,000	Iconix Brand Group, Inc. (a) (b)	NR	1.500%	03/15/2018	N/A	458,639

	Auto Manufacturers - 1.6%
3,716,000	Navistar International Corp. (a) (c)	CCC	3.000%	10/15/2014	N/A	3,750,838
EUR 300,000	Volkswagen International Finance NV (Netherlands) (b)	BBB	5.500%	11/09/2015	N/A	453,493
						4,204,331

	Auto Parts & Equipment - 1.4%
3,343,000	Faurecia, Series EO (France)	B3	3.250%	01/01/2018	N/A	1,082,114
$2,639,000	Meritor, Inc. (a) (d)	B-	4.000%	02/15/2027	02/15/19 @ 100	2,460,867
						3,542,981

	Banks - 0.2%
600,000	National Bank of Abu Dhabi PJSC, Series NBAD (United Arab Emirates)	A+	1.000%	03/12/2018	N/A	627,000

	Biotechnology - 5.2%
1,178,000	Cubist Pharmaceuticals, Inc. (a)	NR	2.500%	11/01/2017	N/A	2,597,490
618,000	Dendreon Corp. (a)	NR	2.875%	01/15/2016	N/A	451,912
3,593,000	Gilead Sciences, Inc., Series C(a)	A-	1.000%	05/01/2014	N/A	7,059,443
1,002,000	InterMune, Inc. (a)	NR	2.500%	12/15/2017	N/A	1,421,588
1,528,000	Merrimack Pharmaceuticals, Inc. (a)	NR	4.500%	07/15/2020	N/A	1,580,894
220,000	QIAGEN Finance Luxembourg SA, Series QGEN (Luxembourg)	NR	1.500%	08/18/2024	N/A	362,076
						13,473,403

	Building Materials - 0.8%
1,125,000	Asia Cement Corp. (Taiwan) (e)	NR	0.00%	06/07/2016	N/A	1,150,312
750,000	Cemex SAB de CV (Mexico) (a)	NR	4.875%	03/15/2015	N/A	900,000
						2,050,312

	Chemicals - 0.0%***
2,840,000	ShengdaTech, Inc. (a) (b) (f) (g) (h)	NR	6.500%	12/15/2015	N/A	41,180

	Coal - 3.4%
7,705,000	Alpha Appalachia Holdings, Inc. (a)	B	3.250%	08/01/2015	N/A	7,218,622
1,598,000	Alpha Natural Resources, Inc. (a)	B-	2.375%	04/15/2015	N/A	1,490,135
						8,708,757

	Commercial Services - 0.2%
JPY 40,000,000	Park24 Co. Ltd. (Japan) (e)	NR	0.00%	04/26/2018	N/A	432,718

	Computers - 2.2%
EUR 665,500	Cap Gemini SA, Series CAP (France)	BBB	3.500%	01/01/2014	N/A	376,541
$2,648,000	EMC Corp., Series B(a)	A	1.750%	12/01/2013	N/A	4,322,873
EUR 443,500	Ingenico, Series ING (France)	NR	2.750%	01/01/2017	N/A	351,432
$378,000	SanDisk Corp. (a)	BB	1.500%	08/15/2017	N/A	480,769
						5,531,615

	Diversified Financial Services - 2.8%
368,000	Air Lease Corp. (d)	NR	3.875%	12/01/2018	N/A	461,610
3,000,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	NR	0.500%	10/23/2017	N/A	3,150,000
HKD 11,000,000	Tong Jie Ltd., Series 363 (British Virgin Islands) (e)	NR	0.000%	02/18/2018	N/A	1,411,284
$2,148,000	Walter Investment Management Corp. (a)	NR	4.500%	11/01/2019	N/A	2,305,072
						7,327,966

	Electric - 0.6%
CNY 5,900,000	China Power International Development Ltd. (Hong Kong)	NR	2.250%	05/17/2016	N/A	1,523,397

	Electrical Components & Equipment - 2.3%
$6,023,000	General Cable Corp. (a)	B+	0.875%	11/15/2013	N/A	6,011,707

	Electronics - 1.2%
2,500,000	TPK Holding Co. Ltd., Series REGS (Cayman Islands) (e)	NR	0.000%	10/01/2017	N/A	2,662,500
JPY 25,000,000	Yaskawa Electric Corp. (Japan) (e)	NR	0.000%	03/16/2017	N/A	324,971
						2,987,471

	Engineering & Construction - 0.1%
$200,000	YTL Corp. Finance Labuan Ltd. (Malaysia)	NR	1.875%	03/18/2015	N/A	219,750

	Food - 0.6%
GBP 900,000	J Sainsbury PLC (United Kingdom)	NR	4.250%	07/16/2014	N/A	1,517,945

	Gas - 1.1%
$2,500,000	ENN Energy Holdings Ltd. (Cayman Islands) (e)	NR	0.000%	02/26/2018	N/A	2,796,875

	Hand & Machine Tools - 0.9%
EUR 200,000	KUKA AG, Series KU2 (Germany)	NR	2.000%	02/12/2018	N/A	293,428
JPY 160,000,000	OSG Corp. (Japan) (e)	NR	0.000%	04/04/2022	N/A	1,970,820
						2,264,248

	Health Care Products - 10.5%
$4,042,000	HeartWare International, Inc. (a)	NR	3.500%	12/15/2017	N/A	4,966,607
HKD 60,000,000	Hengan International Group Co. Ltd. (Cayman Islands) (e)	NR	0.000%	06/27/2018	N/A	7,968,693
$5,250,000	Hologic, Inc. (a) (d) (i)	B+	2.000%	12/15/2037	12/15/13 @ 100	5,279,558
1,529,000	Hologic, Inc., Series 2010(a) (d) (j)	B+	2.000%	12/15/2037	12/15/16 @ 100	1,803,264
4,203,000	Hologic, Inc., Series 2012(a) (d) (k)	B+	2.000%	03/01/2042	03/06/18 @ 100	4,491,956
2,578,000	Volcano Corp. (a)	NR	1.750%	12/01/2017	N/A	2,461,990
						26,972,068

	Health Care Services - 1.9%
2,675,000	LifePoint Hospitals, Inc. (a)	B	3.500%	05/15/2014	N/A	2,935,813
1,757,000	Molina Healthcare, Inc. (a) (b)	NR	1.125%	01/15/2020	N/A	1,933,798
						4,869,611

	Holding Companies-Diversified - 0.4%
600,000	Giant Great Ltd. (British Virgin Islands)	NR	3.000%	07/21/2016	N/A	734,550
400,000	Siem Industries, Inc., Series SUBC (Cayman Islands)	NR	1.000%	09/12/2019	N/A	385,520
						1,120,070

	Home Builders - 3.0%
2,694,000	Lennar Corp. (a) (b)	BB-	2.000%	12/01/2020	12/01/13 @ 100	3,394,440
2,391,000	Ryland Group, Inc. (a)	BB-	1.625%	05/15/2018	N/A	3,392,231
835,000	Toll Brothers Finance Corp. (a) (b)	BB+	0.500%	09/15/2032	09/15/17 @ 100	839,175
						7,625,846

	Household Products & Housewares - 1.0%
2,582,000	Jarden Corp. (a) (b)	B	1.500%	06/15/2019	N/A	2,659,460

	Insurance - 1.0%
1,849,000	Radian Group, Inc. (a)	B-	3.000%	11/15/2017	N/A	2,635,981

	Internet - 5.0%
495,000	BroadSoft, Inc. (a)	NR	1.500%	07/01/2018	N/A	509,850
1,646,000	Equinix, Inc. (a)	B+	3.000%	10/15/2014	N/A	2,679,894
3,527,000	priceline.com, Inc. (a) (c)	BBB	1.000%	03/15/2018	N/A	4,227,991
5,500,000	WebMD Health Corp. (a)	NR	2.500%	01/31/2018	N/A	5,376,250
						12,793,985

	Investment Companies - 1.9%
EUR 300,000	Aabar Investments PJSC, Series REGs (United Arab Emirates)	NR	4.000%	05/27/2016	N/A	436,199
$2,919,000	Ares Capital Corp. (a) (b)	BBB	4.375%	01/15/2019	N/A	2,900,756
1,600,000	Billion Express Investments Ltd. (British Virgin Islands)	NR	0.750%	10/18/2015	N/A	1,644,400
						4,981,355

	Lodging - 1.5%
3,383,000	MGM Resorts International(a) (c)	B+	4.250%	04/15/2015	N/A	3,951,767

	Machinery-Diversified - 0.8%
284,000	AGCO Corp. (a)	BB+	1.250%	12/15/2036	12/19/13 @ 100	393,695
JPY 39,000,000	Ebara Corp., Series 6 (Japan) (e)	NR	0.000%	03/19/2018	N/A	513,481
80,000,000	IHI Corp. (Japan) (e)	NR	0.000%	03/29/2016	N/A	1,214,987
						2,122,163

	Media - 0.3%
GBP 100,000	ITV PLC (United Kingdom)	BBB-	4.000%	11/09/2016	N/A	391,292
$400,000	Liberty Interactive, LLC(a) (b)	BB	0.750%	03/30/2043	04/05/23 @ 100	451,000
						842,292

	Metal Fabricate & Hardware - 0.3%
665,000	RTI International Metals, Inc. (a)	NR	1.625%	10/15/2019	N/A	678,300

	Mining - 6.9%
6,000,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	6,589,500
1,491,000	Goldcorp, Inc. (Canada) (a)	BBB+	2.000%	08/01/2014	N/A	1,512,433
3,885,000	Newmont Mining Corp., Series B(a)	BBB+	1.625%	07/15/2017	N/A	4,300,209
5,511,000	Royal Gold, Inc. (a)	NR	2.875%	06/15/2019	N/A	5,335,337
						17,737,479

	Oil & Gas - 4.2%
5,926,000	Chesapeake Energy Corp. (a)	BB-	2.250%	12/15/2038	12/15/18 @ 100	5,200,065
720,000	Cobalt International Energy, Inc. (a)	NR	2.625%	12/01/2019	N/A	806,850
323,000	Goodrich Petroleum Corp. (a)	CCC	5.000%	10/01/2029	10/01/14 @ 100	330,873
600,000	Lukoil International Finance BV (Netherlands)	BBB	2.625%	06/16/2015	N/A	649,500
1,585,000	Premier Oil Finance Jersey Ltd., Series PMO (Jersey)	NR	2.500%	07/27/2018	N/A	1,834,955
300,000	Seadrill Ltd. (Bermuda)	NR	3.375%	10/27/2017	N/A	451,800
1,702,000	Stone Energy Corp. (a)	B-	1.750%	03/01/2017	N/A	1,645,621
						10,919,664

	Oil & Gas Services - 3.4%
3,464,000	Hornbeck Offshore Services, Inc. (a) (b)	BB-	1.500%	09/01/2019	N/A	4,187,110
EUR 3,397,000	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	4,449,542
						8,636,652

	Pharmaceuticals - 7.5%
$2,036,000	Auxilium Pharmaceuticals, Inc. (a)	NR	1.500%	07/15/2018	N/A	2,065,268
1,126,000	Isis Pharmaceuticals, Inc. (a) (b)	NR	2.750%	10/01/2019	N/A	2,074,655
1,829,000	Medivation, Inc. (a)	NR	2.625%	04/01/2017	N/A	2,538,881
244,000	Pacira Pharmaceuticals, Inc. (a) (b)	NR	3.250%	02/01/2019	N/A	383,842
1,850,000	Salix Pharmaceuticals Ltd. (a)	NR	1.500%	03/15/2019	N/A	2,373,781
JPY 245,000,000	Sawai Pharmaceutical Co. Ltd. (Japan) (e)	NR	0.000%	09/17/2015	N/A	3,245,120
$2,780,000	Shire PLC, Series SHP (Jersey)	NR	2.750%	05/09/2014	N/A	3,269,280
125,000	Theravance, Inc. (a)	NR	2.125%	01/15/2023	N/A	193,750
2,577,000	Vivus, Inc. (b)	NR	4.500%	05/01/2020	N/A	3,015,090
						19,159,667

	Real Estate - 4.1%
SGD 6,750,000	CapitaLand Ltd., Series REGS (Singapore)	NR	1.850%	06/19/2020	N/A	5,052,102
$4,988,000	Forest City Enterprises, Inc. (a) (b)	BB-	3.625%	08/15/2020	08/15/18 @ 100	4,925,446
EUR 112,545	IMMOFINANZ AG (Austria)	NR	4.250%	03/08/2018	N/A	663,526
						10,641,074

	Real Estate Investment Trusts - 8.5%
$5,168,000	Annaly Capital Management, Inc. (a)	NR	5.000%	05/15/2015	N/A	5,235,830
EUR 400,000	BENI Stabili SpA (Italy)	NR	3.375%	01/17/2018	N/A	563,433
$1,392,000	BioMed Realty, LP(a) (b)	NR	3.750%	01/15/2030	01/21/15 @ 100	1,700,850
1,000,000	Boston Properties, LP(a) (b)	A-	3.625%	02/15/2014	N/A	1,037,500
365,000	DDR Corp. (a)	BBB-	1.750%	11/15/2040	11/20/15 @ 100	436,175
GBP 300,000	Derwent London Capital Jersey Ltd. (Jersey)	BBB	2.750%	07/15/2016	N/A	549,189
1,100,000	Derwent London Capital No. 2 Jersey Ltd., Series DLN (Jersey)	BBB	1.125%	07/24/2019	N/A	1,677,469
$470,000	Host Hotels & Resorts, LP(a) (b)	BBB-	2.500%	10/15/2029	10/20/15 @ 100	667,106
627,000	NorthStar Realty Finance, LP(a) (b)	NR	5.375%	06/15/2033	06/15/23 @ 100	665,012
1,242,000	Redwood Trust, Inc. (a)	NR	4.625%	04/15/2018	N/A	1,241,224
4,109,000	SL Green Operating Partnership LP(a) (b)	BB+	3.000%	10/15/2017	N/A	5,048,934
2,848,000	Starwood Property Trust, Inc. (a)	BB-	4.000%	01/15/2019	N/A	3,022,440
						21,845,162

	Retail - 0.2%
JPY 25,000,000	AEON Co. Ltd., Series 7 (Japan)	BBB+	0.300%	11/22/2013	N/A	375,871
$195,000	Group 1 Automotive, Inc. (a) (d)	BB-	2.250%	06/15/2036	06/15/16 @ 100	250,209
						626,080

	Semiconductors - 6.9%
4,087,000	Advanced Micro Devices, Inc. (a)	B	6.000%	05/01/2015	N/A	4,232,600
359,000	LAM Research Corp. (a)	BBB-	1.250%	05/15/2018	N/A	419,581
349,000	Microchip Technology, Inc. (a)	NR	2.125%	12/15/2037	N/A	537,678
1,385,000	Micron Technology, Inc.	BB-	1.875%	06/01/2014	N/A	1,551,200
4,008,000	Micron Technology, Inc., Series A(a) (c)	NR	1.500%	08/01/2031	08/05/15 @ 100	5,741,460
224,000	Novellus Systems, Inc. (a)	BBB-	2.625%	05/15/2041	N/A	347,340
455,000	ON Semiconductor Corp., Series B(a)	BB+	2.625%	12/15/2026	12/20/16 @ 100	526,094
3,300,000	SK Hynix, Inc. (South Korea)	NR	2.650%	05/14/2015	N/A	3,603,600
445,000	Xilinx, Inc. (a)	BBB+	2.625%	06/15/2017	N/A	726,184
						17,685,737

	Software - 8.0%
2,840,000	Allscripts Healthcare Solutions, Inc. (a) (b)	NR	1.250%	07/01/2020	N/A	3,210,975
1,327,000	Cornerstone OnDemand, Inc. (a) (b)	NR	1.500%	07/01/2018	N/A	1,406,620
2,843,000	Electronic Arts, Inc. (a)	NR	0.750%	07/15/2016	N/A	3,129,077
6,328,000	Nuance Communications, Inc. (a)	BB-	2.750%	08/15/2027	08/20/14 @ 100	7,324,660
4,769,000	Salesforce.com, Inc. (a) (b)	BB	0.250%	04/01/2018	N/A	4,751,116
600,000	Take-Two Interactive Software, Inc. (a)	NR	1.000%	07/01/2018	N/A	633,000
						20,455,448

	Telecommunications - 6.5%
1,694,000	Ciena Corp. (a)	B	0.875%	06/15/2017	N/A	1,649,532
4,178,000	Ciena Corp. (a) (b)	B	3.750%	10/15/2018	N/A	5,658,579
7,210,000	Clearwire Communications, LLC / Clearwire Finance, Inc. (a) (b)	NR	8.250%	12/01/2040	12/01/17 @ 100	8,021,125
518,000	Ixia(a)	NR	3.000%	12/15/2015	N/A	569,153
JPY 40,000,000	KDDI Corp. (Japan) (e)	NR	0.000%	12/14/2015	N/A	769,051
						16,667,440

	Transportation - 0.7%
$1,643,000	Ship Finance International Ltd. (Bermuda) (a)	NR	3.250%	02/01/2018	N/A	1,653,268
JPY 20,000,000	Yamato Holdings Co. Ltd. (Japan) (e)	NR	0.000%	03/07/2016	N/A	265,823
						1,919,091

	Total Convertible Bonds - 109.9%
	(Cost $270,630,040)					282,704,397

	Corporate Bonds - 35.8%
	Aerospace & Defense - 0.2%
$375,000	Kratos Defense & Security Solutions, Inc. (a)	B	10.000%	06/01/2017	06/01/14 @ 105	406,875

	Auto Manufacturers - 0.4%
375,000	Chrysler Group, LLC / CG Co.-Issuer, Inc. (a)	B	8.000%	06/15/2019	06/15/15 @ 104	411,094
375,000	Ford Motor Co. (a)	BB+	6.625%	10/01/2028	N/A	422,176
175,000	Navistar International Corp.	CCC	8.250%	11/01/2021	11/01/14 @ 104	179,812
						1,013,082

	Auto Parts & Equipment - 0.5%
675,000	Dana Holding Corp. (a)	BB	6.750%	02/15/2021	02/15/16 @ 103	723,938
570,000	Goodyear Tire & Rubber Co. (a)	B+	8.250%	08/15/2020	08/15/15 @ 104	638,400
						1,362,338

	Banks - 2.3%
1,745,000	Ally Financial, Inc. (a)	B+	4.625%	06/26/2015	N/A	1,802,780
800,000	Ally Financial, Inc. (a)	B+	7.500%	09/15/2020	N/A	932,000
525,000	CIT Group, Inc. (a) (b)	BB-	5.500%	02/15/2019	N/A	553,219
2,666,000	Synovus Financial Corp. (a)	B+	5.125%	06/15/2017	N/A	2,719,320
						6,007,319

	Building Materials - 0.6%
675,000	Ainsworth Lumber Co. Ltd. (Canada) (a) (b)	B	7.500%	12/15/2017	12/15/14 @ 104	718,875
650,000	Boise Cascade Co. (a)	B+	6.375%	11/01/2020	11/01/15 @ 105	675,187
						1,394,062

	Chemicals - 1.9%
375,000	Ashland, Inc. (a) (b)	BB	4.750%	08/15/2022	05/15/22 @ 100	371,250
375,000	Ashland, Inc. (a) (b)	BB	4.750%	08/15/2022	N/A	371,250
750,000	Celanese US Holdings, LLC(a)	BB+	4.625%	11/15/2022	N/A	733,125
750,000	Cornerstone Chemical Co., Series AI(a)	B-	9.375%	03/15/2018	03/15/15 @ 107	791,250
375,000	Phibro Animal Health Corp. (a) (b)	B	9.250%	07/01/2018	07/01/14 @ 105	403,125
750,000	Rockwood Specialties Group, Inc. (a)	BB	4.625%	10/15/2020	10/15/15 @ 103	765,000
750,000	Tronox Finance, LLC(a) (b)	BB-	6.375%	08/15/2020	08/15/15 @ 105	721,875
675,000	Vertellus Specialties, Inc. (a) (b)	CCC+	9.375%	10/01/2015	10/01/13 @ 102	631,125
						4,788,000

	Coal - 0.2%
500,000	SunCoke Energy, Inc. (a)	B+	7.625%	08/01/2019	08/01/14 @ 106	523,750

	Commercial Services - 1.4%
375,000	Cenveo Corp.	CCC	11.500%	05/15/2017	05/15/15 @ 106	331,875
575,000	Cenveo Corp. (a)	CCC+	8.875%	02/01/2018	02/01/14 @ 104	564,938
700,000	Neff Rental, LLC / Neff Finance Corp. (a) (b)	B	9.625%	05/15/2016	05/15/14 @ 104	743,750
750,000	Prospect Medical Holdings, Inc. (a) (b)	B-	8.375%	05/01/2019	05/01/15 @ 106	791,250
250,000	Sotheby's(a) (b)	BB	5.250%	10/01/2022	10/01/17 @ 103	242,500
750,000	United Rentals North America, Inc. (a)	BB	5.750%	07/15/2018	07/15/15 @ 103	806,250
						3,480,563

	Computers - 0.3%
750,000	Seagate HDD Cayman (Cayman Islands) (a) (b)	BB+	4.750%	06/01/2023	N/A	720,000

	Diversified Financial Services - 1.4%
900,000	Air Lease Corp. (a)	NR	6.125%	04/01/2017	N/A	949,500
850,000	International Lease Finance Corp. (a)	BBB-	8.250%	12/15/2020	N/A	986,000
150,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. (a)	B+	6.500%	08/01/2018	08/01/15 @ 103	152,250
100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. (a)	B+	7.875%	10/01/2020	10/01/16 @ 104	107,750
475,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. (a)	B+	6.500%	07/01/2021	01/01/17 @ 103	476,187
832,000	SLM Corp., Series MTN	BBB-	3.875%	09/10/2015	N/A	851,760
						3,523,447

	Electrical Components & Equipment - 0.3%
750,000	International Wire Group Holdings, Inc. (a) (b)	B	8.500%	10/15/2017	10/15/15 @ 104	781,875

	Entertainment - 0.1%
356,000	Six Flags Entertainment Corp. (a) (b)	BB-	5.250%	01/15/2021	01/15/16 @ 104	348,880

	Environmental Control - 0.3%
750,000	Casella Waste Systems, Inc.	CCC	7.750%	02/15/2019	02/15/15 @ 104	731,250

	Food - 0.6%
1,000,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450%	03/15/2028	N/A	995,000
550,000	Marfrig Holding Europe BV (Netherlands) (a) (b)	B	9.875%	07/24/2017	01/24/16 @ 105	558,250
						1,553,250

	Forest Products & Paper - 1.0%
800,000	Appvion, Inc. (a)	CCC+	11.250%	12/15/2015	N/A	908,000
575,000	Catalyst Paper Corp. (Canada) (a) (l)	NR	11.000%	10/30/2017	12/15/13 @ 100	346,438
200,000	Neenah Paper, Inc. (a) (b)	BB-	5.250%	05/15/2021	05/15/16 @ 104	198,000
800,000	Sappi Papier Holding GmbH (Austria) (a) (b)	BB	6.625%	04/15/2021	04/15/16 @ 103	778,000
200,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	218,000
						2,448,438

	Health Care Products - 0.3%
750,000	Biomet, Inc. (a)	B-	6.500%	08/01/2020	08/01/15 @ 105	791,250

	Health Care Services - 1.5%
1,425,000	HCA Holdings, Inc. (a)	B-	7.750%	05/15/2021	11/15/15 @ 104	1,553,250
1,125,000	Health Net, Inc. (a)	BB	6.375%	06/01/2017	N/A	1,181,250
375,000	HealthSouth Corp. (a)	BB-	8.125%	02/15/2020	02/15/15 @ 104	412,500
750,000	IASIS Healthcare, LLC / IASIS Capital Corp. (a)	CCC+	8.375%	05/15/2019	05/15/14 @ 106	791,250
						3,938,250

	Home Builders - 0.1%
175,000	DR Horton, Inc.	BB	5.750%	08/15/2023	05/15/23 @ 100	175,000

	Household Products & Housewares - 2.6%
4,685,000	Reynolds Group Issuer, Inc. (a)	CCC+	8.500%	05/15/2018	05/15/14 @ 104	4,895,825
1,350,000	Reynolds Group Issuer, Inc. (a)	CCC+	9.875%	08/15/2019	08/15/15 @ 105	1,464,750
350,000	Reynolds Group Issuer, Inc. (a)	B+	5.750%	10/15/2020	10/15/15 @ 104	357,000
						6,717,575

	Insurance - 0.1%
200,000	Fidelity & Guaranty Life Holdings, Inc. (a) (b)	BB-	6.375%	04/01/2021	04/01/16 @ 105	204,000

	Internet - 0.4%
750,000	Equinix, Inc. (a)	BB	5.375%	04/01/2023	04/01/18 @ 103	748,125
250,000	NetFlix, Inc. (a) (b)	BB-	5.375%	02/01/2021	N/A	253,750
						1,001,875

	Investment Companies - 0.1%
EUR 200,000	R&R PLC (United Kingdom) (b) (m)	CCC+	9.250%	05/15/2018	05/10/14 @ 102	275,529

	Iron & Steel - 0.5%
$200,000	Commercial Metals Co. (a)	BB+	4.875%	05/15/2023	02/15/23 @ 100	187,000
432,000	Edgen Murray Corp. (a) (b)	B+	8.750%	11/01/2020	11/01/15 @ 107	434,160
100,000	Permian Holdings, Inc. (a) (b)	B-	10.500%	01/15/2018	07/15/15 @ 108	99,000
500,000	Steel Dynamics, Inc. (a) (b)	BB+	6.375%	08/15/2022	08/15/17 @ 103	527,500
						1,247,660

	Leisure Time - 0.3%
200,000	Carlson Wagonlit BV (Netherlands) (a) (b)	B+	6.875%	06/15/2019	06/15/15 @ 105	208,250
375,000	Viking Cruises Ltd. (Bermuda) (a) (b)	B+	8.500%	10/15/2022	10/15/17 @ 104	415,313
						623,563

	Lodging - 1.6%
600,000	Caesars Entertainment Operating Co., Inc. (a)	B-	8.500%	02/15/2020	02/15/16 @ 104	560,625
1,707,605	Inn of the Mountain Gods Resort & Casino(b) (n)	NR	1.250%	11/30/2020	10/01/13 @ 100	1,617,956
200,000	MCE Finance Ltd. (Cayman Islands) (a) (b)	BB-	5.000%	02/15/2021	02/15/16 @ 104	191,500
1,698,268	MTR Gaming Group, Inc. (a) (o)	B-	11.500%	08/01/2019	08/01/15 @ 106	1,795,918
						4,165,999

	Machinery-Diversified - 0.3%
380,000	Case New Holland, Inc. (a)	BB+	7.875%	12/01/2017	N/A	447,450
375,000	Cleaver-Brooks, Inc. (a) (b)	B	8.750%	12/15/2019	12/15/15 @ 107	404,063
						851,513

	Media - 2.4%
625,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (a)	BB-	6.500%	04/30/2021	04/30/15 @ 105	645,312
375,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	5.250%	09/30/2022	09/30/17 @ 103	351,562
375,000	Clear Channel Communications, Inc.	CCC+	9.000%	12/15/2019	07/15/15 @ 105	375,937
188,000	Clear Channel Communications, Inc.	CCC+	11.250%	03/01/2021	03/01/16 @ 108	201,630
375,000	DISH DBS Corp. (a) (b)	BB-	5.125%	05/01/2020	N/A	370,313
2,774,000	Media General, Inc. (a)	B+	11.750%	02/15/2017	02/15/14 @ 106	3,079,140
750,000	Starz, LLC / Starz Finance Corp. (a)	BB	5.000%	09/15/2019	09/15/15 @ 103	759,375
375,000	Univision Communications, Inc. (a) (b)	B+	6.875%	05/15/2019	05/15/15 @ 103	402,188
						6,185,457

	Mining - 1.6%
750,000	American Gilsonite Co. (a) (b)	B	11.500%	09/01/2017	09/01/14 @ 109	793,125
125,000	Barminco Finance Pty Ltd. (Australia) (a) (b)	B-	9.000%	06/01/2018	N/A	115,000
1,150,000	FMG Resources August 2006 Pty Ltd. (Australia) (a) (b)	B+	6.875%	02/01/2018	02/01/14 @ 105	1,177,312
190,000	FMG Resources August 2006 Pty Ltd. (Australia) (a) (b)	B+	8.250%	11/01/2019	11/01/15 @ 104	201,400
725,000	FQM Akubra, Inc. (Canada) (a) (b)	B+	8.750%	06/01/2020	06/01/16 @ 104	764,875
375,000	Kaiser Aluminum Corp. (a)	BB-	8.250%	06/01/2020	06/01/16 @ 104	421,875
750,000	St Barbara Ltd. (Australia) (a) (b)	B	8.875%	04/15/2018	10/15/15 @ 107	690,000
						4,163,587

	Miscellaneous Manufacturing - 0.6%
575,000	Dispensing Dynamics International(b)	B-	12.500%	01/01/2018	01/01/16 @ 106	589,375
375,000	LSB Industries, Inc. (b)	B+	7.750%	08/01/2019	08/01/16 @ 104	375,000
675,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg) (a) (b)	B+	8.750%	02/01/2019	08/01/15 @ 104	673,313
						1,637,688

	Oil & Gas - 4.6%
1,108,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp. (a)	B	9.625%	10/15/2018	10/15/14 @ 105	1,168,940
650,000	Bill Barrett Corp. (a)	B+	7.625%	10/01/2019	10/01/15 @ 104	692,250
500,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.	B-	7.875%	04/15/2022	01/15/17 @ 104	506,250
100,000	Calumet Specialty Products Partners, LP/Calumet Finance Corp. (a)	B	9.625%	08/01/2020	08/01/16 @ 105	111,000
550,000	Chesapeake Energy Corp. (a)	BB-	7.250%	12/15/2018	N/A	622,875
625,000	Drill Rigs Holdings, Inc. (Marshall Islands) (a) (b)	B	6.500%	10/01/2017	10/01/15 @ 103	639,063
125,000	EP Energy, LLC / EP Energy Finance, Inc. (a)	B	9.375%	05/01/2020	05/01/16 @ 105	142,500
3,274,000	Lightstream Resources Ltd. (Canada) (a) (b)	CCC+	8.625%	02/01/2020	02/01/16 @ 104	3,208,520
225,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(a) (b)	B-	9.250%	06/01/2021	06/01/16 @ 107	221,344
225,000	Parker Drilling Co. (a)	B+	9.125%	04/01/2018	04/01/14 @ 105	241,875
911,000	Plains Exploration & Production Co. (a)	BBB	6.125%	06/15/2019	06/15/16 @ 103	976,465
375,000	Plains Exploration & Production Co. (a)	BBB	6.750%	02/01/2022	02/01/17 @ 103	401,804
140,000	Range Resources Corp. (a)	BB	5.000%	08/15/2022	02/15/17 @ 103	142,100
1,000,000	Samson Investment Co. (a) (b)	B-	10.000%	02/15/2020	02/15/16 @ 105	1,065,000
375,000	SandRidge Energy, Inc. (a)	B-	7.500%	03/15/2021	03/15/16 @ 104	373,125
300,000	SandRidge Energy, Inc. (a)	B-	8.125%	10/15/2022	04/15/17 @ 104	306,000
375,000	Talos Production, LLC / Talos Production Finance, Inc. (b)	CCC+	9.750%	02/15/2018	02/15/15 @ 105	367,500
750,000	Tesoro Corp. (a)	BB+	5.375%	10/01/2022	10/01/17 @ 103	746,250
						11,932,861

	Oil & Gas Services - 0.1%
350,000	Forbes Energy Services Ltd.	B	9.000%	06/15/2019	06/15/15 @ 105	353,500

	Pharmaceuticals - 0.3%
750,000	Valeant Pharmaceuticals International(a) (b)	B	6.375%	10/15/2020	10/15/16 @ 103	778,125

	Pipelines - 1.6%
750,000	Eagle Rock Energy Partners, LP(a)	B	8.375%	06/01/2019	06/01/15 @ 104	776,250
200,000	Genesis Energy, LP / Genesis Energy Finance Corp. (a)	B	5.750%	02/15/2021	02/15/17 @ 103	198,500
2,816,000	Niska Gas Storage US, LLC(a)	B+	8.875%	03/15/2018	03/15/14 @ 104	2,956,800
250,000	Tesoro Logistics, LP(a) (b)	BB-	5.875%	10/01/2020	10/01/16 @ 103	253,750
						4,185,300

	Real Estate - 0.2%
500,000	Kennedy-Wilson, Inc. (a)	BB-	8.750%	04/01/2019	04/01/15 @ 104	545,000

	Real Estate Investment Trusts - 0.5%
875,000	Host Hotels & Resorts, LP(a)	BBB-	6.000%	10/01/2021	07/01/21 @ 100	957,942
360,000	OMEGA Healthcare Investors, Inc. (a)	BBB-	5.875%	03/15/2024	03/15/17 @ 103	371,700
						1,329,642

	Retail - 1.1%
375,000	Burlington Coat Factory Warehouse Corp. (a)	CCC	10.000%	02/15/2019	02/15/15 @ 105	420,937
375,000	Dave & Buster's, Inc. (a)	B-	11.000%	06/01/2018	06/01/14 @ 106	418,125
500,000	Fiesta Restaurant Group, Inc. (a)	B	8.875%	08/15/2016	02/15/14 @ 104	535,000
60,000	Hot Topic, Inc. (a) (b)	B	9.250%	06/15/2021	06/15/16 @ 107	62,700
500,000	Jo-Ann Stores, Inc. (a) (b)	CCC+	8.125%	03/15/2019	03/15/14 @ 104	516,250
550,000	Rite AID Corp.	CCC	9.250%	03/15/2020	03/15/16 @ 105	615,313
375,000	Toys "R" Us, Inc. (a)	CCC+	7.375%	10/15/2018	N/A	342,656
						2,910,981

	Telecommunications - 2.7%
750,000	Cincinnati Bell, Inc. (a)	CCC+	8.750%	03/15/2018	03/15/14 @ 104	783,750
825,000	EarthLink, Inc. (a) (b)	B+	7.375%	06/01/2020	06/01/16 @ 106	818,812
EUR 200,000	Eircom Finance Ltd. (Ireland) (b)	B	9.250%	05/15/2020	05/15/16 @ 105	249,636
200,000	Eircom Finance Ltd., Series REGS (Ireland)	B	9.250%	05/15/2020	05/15/16 @ 105	249,636
$375,000	Intelsat Luxembourg SA (Luxembourg) (b)	CCC+	7.750%	06/01/2021	06/01/17 @ 104	396,094
750,000	Level 3 Communications, Inc. (a)	CCC+	11.875%	02/01/2019	02/01/15 @ 106	868,125
600,000	NII Capital Corp. (a)	CCC	7.625%	04/01/2021	04/01/16 @ 104	487,500
1,075,000	Sprint Nextel Corp. (a) (b)	BB+	9.000%	11/15/2018	N/A	1,276,562
375,000	Sprint Nextel Corp. (a) (b)	BB+	7.000%	03/01/2020	N/A	410,625
350,000	Telesat Canada / Telesat, LLC (Canada) (b)	B-	6.000%	05/15/2017	05/15/14 @ 103	358,313
1,000,000	Windstream Corp. (a)	B	7.500%	06/01/2022	06/01/17 @ 104	1,035,000
						6,934,053

	Transportation - 0.8%
120,000	Gulfmark Offshore, Inc. (a)	BB-	6.375%	03/15/2022	03/15/17 @ 103	123,300
375,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands) (a)	B+	8.125%	02/15/2019	02/15/15 @ 104	358,594
550,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc. (Marshall Islands) (a)	BB-	8.875%	11/01/2017	11/01/13 @ 104	579,562
175,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands) (a)	B+	9.250%	04/15/2019	04/15/14 @ 107	189,437
375,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands) (b)	NR	9.250%	04/15/2019	04/15/15 @ 105	405,938
250,000	Ultrapetrol Bahamas Ltd. (Bahamas) (a) (b)	B-	8.875%	06/15/2021	06/15/16 @ 107	256,250
						1,913,081

	Total Corporate Bonds - 35.8%
	(Cost $89,949,030)					91,944,618

	Term Loans - 0.9%(p)
375,000	Caraustar Industries, Inc.	B+	7.500%	05/01/2019	N/A	378,656
375,000	Intrawest ULC	CCC	10.750%	12/04/2018	N/A	390,938
748,125	Sorenson Communication, Inc.	B-	9.500%	10/31/2014	N/A	749,060
750,000	Sprint Industrial Holdings LLC	CCC+	11.250%	01/01/2020	N/A	757,500
	(Cost $2,224,101)					2,276,154

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 6.9%
	Advertising - 0.2%
436	Interpublic Group of Cos., Inc., Series B(a) (q)	B+	5.250%	-		577,857

	Aerospace & Defense - 0.1%
5,591	United Technologies Corp. (a)	BBB+	7.500%	08/01/2015		358,551

	Auto Manufacturers - 0.6%
28,665	General Motors Co., Series B(a)	BB-	4.750%	12/01/2013		1,431,530

	Banks - 0.4%
970	Bank of America Corp., Series L(a) (q)	BB+	7.250%	-		1,089,155

	Diversified Financial Services - 0.4%
17,535	AMG Capital Trust II(a) (q)	BB+	5.150%	-		1,010,454

	Insurance - 0.9%
42,928	MetLife, Inc. (a)	BBB-	5.000%	03/26/2014		2,449,472

	Iron & Steel - 2.4%
288,004	ArcelorMittal, Series MTUS (Luxembourg) (a) (c)	B+	6.000%	01/15/2016		6,124,578

	Oil & Gas - 0.4%
1,033	Chesapeake Energy Corp. (a) (b) (q)	B-	5.750%	-		1,138,495

	Real Estate Investment Trusts - 0.3%
14,027	Alexandria Real Estate Equities, Series D(a) (q)	NR	7.000%	-		357,708
4,935	Health Care REIT, Inc., Series I(a) (q)	BB+	6.500%	-		296,298
						654,006

	Telecommunications - 1.2%
3,037	Lucent Technologies Capital Trust I (France)	CCC-	7.750%	03/15/2017		2,986,130

	Total Convertible Preferred Stocks - 6.9%
	(Cost $18,112,823)					17,820,228

	Common Stocks - 3.8%
	Auto Manufacturers - 1.2%
89,822	General Motors Co. (c)					3,221,915

	Computers - 0.3%
55,636	Dell, Inc. (a)					704,908

	Health Care Services - 0.3%
30,253	Brookdale Senior Living, Inc. (a) (r)					880,967

	Insurance - 0.4%
21,000	American International Group, Inc. (c) (r)					955,710

	Media - 0.5%
29,829	DISH Network Corp., Class A (r)					1,331,865

	Telecommunications - 1.1%
90,706	Vodafone Group PLC, ADR (United Kingdom) (a)					2,716,645

	Total Common Stocks - 3.8%
	(Cost $9,490,906)					9,812,010

	Warrants - 0.4%
268,854	MannKind Corp. (a) (r)			02/15/2019		927,546
	(Cost $172,883)

	Total Long-Term Investments - 157.7%
	(Cost $390,579,783)					405,484,953

Contracts	Options Purchased(r)		Expiration Date	Exercise Price		Value
	Call Options Purchased - 0.0%***
776	Onyx Pharmaceuticals, Inc.		August 2013	$140.00		93,120
	(Cost $77,785)

	Put Options Purchased - 0.2%
1,745	SPDR S&P 500 ETF Trust	September 2013		$165.00		355,980
	(Cost $369,831)

	Total Options Purchased - 0.2%
	(Cost $447,616)					449,100

Number
of Shares	Description					Value
	Money Market - 8.1%
20,899,554	Goldman Sachs Financial Prime Obligations - Adminstration Shares Class (s)					20,899,554
	(Cost $20,899,554)

	Total Investments - 166.0%
	(Cost $411,926,953)					426,833,607
	Other Assets in excess of Liabilities - 0.7%					1,794,908
	Total Value of Options Written - (0.6%) (Premiums received $1,245,273)					(1,432,739)
	Reverse Repurchase Agreements - (27.2%)					(70,000,000)
	Margin Loan - (38.9%)					(100,000,000)
	Net Assets - 100.0%					$257,195,776

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CNY – Chinese Yuan
EUR – Euro
GBP – British Pound
GmbH - Limited Liability
HKD – Hong Kong Dollars
JPY – Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A - Not Applicable
NV - Publicly Traded Company
PJSC - Private Joint Stock Company
PLC - Public Limited Company
Pty - Proprietary
S&P - Standard & Poor's
SA - Corporation
SAB de CV - Publicly Traded Company
SCA - Limited Partnership
SGD - Singapore Dollars
SpA - Limited Share Company
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

*** Less than 0.1%.

All percentages shown in the Portfolio of Investments are based on Net Assets, unless otherwise noted.

~ The principal amount is denominated in U.S. Dollars, unless otherwise noted.

(a) All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2013, the total amount segregated was $282,518,902.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2013 these securities amounted to $93,020,024, which represents 36.2% of net assets.

(c) All or a portion of this security is segregated as collateral (or a potential collateral for future transactions) for written options.

(d) Security is a "step coupon" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.

(e) Zero coupon bond.

(f) Non-income producing as security is in default.

(g)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total  market value of such securities is $41,180 which represents 0.0% of net assets.

(h) Illiquid security.

(i) Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.

(j) Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.

(k) Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.

(l)
The issuer of this security may elect to pay the 11.000% coupon entirely in cash, or accrue interest at a rate of 13.000% per annum and make interest payments as follows: (c) 7.5% in cash and (d) 5.5% payment-in-kind shares issued out of the restructuring.

(m) Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.

(n) The issuer of this security will make interest payments of 1.250% payment-in-kind shares until first notes issued are repaid. Thereafter, 2.125% payment-in-kind shares and 11.875% in cash.

(o)
The issuer of this security may elect to accrue interest at a rate of 11.500% per annum and make interest payments as follows: (c) 10.500% in cash and (d) 1.000% in payment-in-kind shares until August 1, 2013. Thereafter, the issuer will pay the 11.500% coupon entirely in cash.

(p)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(q) Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of July 31, 2013.

(r) Non-income producing security.

(s) All or a portion of these securities have been physically segregated in connection with forward exchange currency contracts. As of April 30, 2013, the total amount segregated was $20,899,554.

Contracts (100 shares per contract)	Options Written (a)	Expiration Month	Exercise Price	Value
	Call Options Written
210	American International Group, Inc.	November 2013	$52.50	$ (13,440)
1,537	ArcelorMittal	January 2014	14.00	(114,507)
897	General Motors Co.	December 2013	39.00	(108,537)
1,536	MGM Resorts International	January 2015	17.00	(423,168)
1,498	Micron Technology, Inc.	October 2013	15.00	(116,844)
1,501	Micron Technology, Inc.	January 2014	15.00	(190,627)
333	Navistar International Corp.	January 2014	39.00	(79,920)
24	priceline.com, Inc.	January 2014	875.00	(162,336)

	Total Value of Call Options Written
	(Premiums Received $1,031,004)			(1,209,379)

	Put Options Written
1,745	SPDR S&P 500 ETF Trust	September 2013	161.00	(223,360)
	(Premiums Received $214,269)

	Total Value of Options Written
	(Premiums Received $1,245,273)			$(1,432,739)

(a)	Non-income producing security.

Country Breakdown as % of Long-Term Investments
United States	76.8%
Cayman Islands	3.5%
Luxemburg	3.3%
France	2.2%
Japan	2.1%
Jersey	1.7%
Canada	1.7%
Singapore	1.2%
United Kingdom	1.2%
Hong Kong	1.1%
British Virgin Islands	0.9%
South Korea	0.8%
Bermuda	0.6%
Australia	0.5%
Marshall Islands	0.5%
Netherlands	0.4%
Austria	0.3%
Taiwan	0.3%
United Arab Emirates	0.3%
Mexico	0.2%
Italy	0.1%
Ireland	0.1%
Germany	0.1%
Bahamas	0.1%
Malaysia	0.0%	*
* Less than 0.1%

See previously submitted notes to financial statements for the period ended April 30, 2013.

Forward exchange currency contracts

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/13	Net Unrealized Appreciation/(Depreciation)
EUR	1,100,000
for USD	1,433,807	The Bank of New York Mellon	9/19/13	1,433,807	1,460,892	27,085

GBP	226,000
for USD	336,494	The Bank of New York Mellon	9/19/13	336,494	342,508	6,014

GBP	200,000
for USD	304,877	The Bank of New York Mellon	9/19/13	304,877	303,105	(1,772)

GBP	100,000
for USD	154,230	The Bank of New York Mellon	8/1/13	154,230	151,605	(2,625)

GBP	714,000
for USD	1,096,774	The Bank of New York Mellon	9/19/13	1,096,774	1,082,085	(14,689)

JPY	79,000,000
for USD	831,958	The Bank of New York Mellon	9/19/13	831,958	803,423	(28,535)
						(14,522)

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/13	Net Unrealized Appreciation/(Depreciation)
EUR	2,850,000
for USD	3,804,408	The Bank of New York Mellon	9/19/13	3,804,408	3,785,040	19,368

EUR	1,141,000
for USD	1,487,249	The Bank of New York Mellon	9/19/13	1,487,249	1,515,344	(28,095)

EUR	120,000
for USD	154,038	The Bank of New York Mellon	9/19/13	154,038	159,370	(5,332)

EUR	301,000
for USD	397,845	The Bank of New York Mellon	9/19/13	397,845	399,753	(1,908)

EUR	3,142,000
for USD	4,194,193	The Bank of New York Mellon	9/19/13	4,194,193	4,172,840	21,353

GBP	638,000
for USD	1,003,223	The Bank of New York Mellon	9/19/13	1,003,223	966,905	36,318

GBP	387,000
for USD	594,470	The Bank of New York Mellon	9/19/13	594,470	586,508	7,962

GBP	100,625
for USD	153,735	The Bank of New York Mellon	8/1/13	153,735	152,553	1,182

GBP	1,712,000
for USD	2,692,034	The Bank of New York Mellon	9/19/13	2,692,034	2,594,579	97,455

GBP	1,100,000
for USD	1,672,712	The Bank of New York Mellon	9/19/13	1,672,712	1,667,078	5,634

JPY	266,000,000
for USD	2,804,487	The Bank of New York Mellon	9/19/13	2,804,487	2,705,197	99,290

JPY	22,000,000
for USD	231,349	The Bank of New York Mellon	9/19/13	231,349	223,738	7,611

JPY	108,000,000
for USD	1,105,755	The Bank of New York Mellon	9/19/13	1,105,755	1,098,350	7,405

JPY	22,000,000
for USD	217,531	The Bank of New York Mellon	9/19/13	217,531	223,738	(6,207)

JPY	73,000,000
for USD	729,822	The Bank of New York Mellon	9/19/13	729,822	742,404	(12,582)

JPY	483,000,000
for USD	5,092,358	The Bank of New York Mellon	9/19/13	5,092,358	4,912,067	180,291

SGD	709,000
for USD	565,657	The Bank of New York Mellon	9/19/13	565,657	556,554	9,103

SGD	201,000
for USD	157,750	The Bank of New York Mellon	9/19/13	157,750	157,782	(32)

SGD	5,434,000
for USD	4,335,373	The Bank of New York Mellon	9/19/13	4,335,373	4,265,607	69,766
						508,582

Total unrealized appreciation for forward exchange currency contracts						$494,060

At July 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$412,761,155	$23,923,866	$(9,851,414)	$14,072,452	$304,653

Securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  The swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options and notes are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Accounting principles generally accepted in the United States of America ("GAAP") requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of July 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$-	$282,663	$41	$282,704
Corporate Bonds	-	91,945	-	91,945
Term Loans	-	2,276	-	2,276
Convertible Preferred Stocks	17,820	-	-	17,820
Common Stocks	9,812	-	-	9,812
Warrants	-	928	-	928
Call Options Purchased	93	-	-	93
Put Options Purchased	356	-	-	356
Money Market Fund	20,900	-	-	20,900
Forward Exchange Currency Contracts	-	596	-	596
Total	$48,981	$378,408	$41	$427,430

Liabilities:
Call Options Written	$1,210	$-	$-	$1,210
Put Options Written	223	-	-	223
Forward Exchange Currency Contracts	-	102	-	102
Total	$1,433	$102	$-	$1,535
	If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels.

The fair value estimates for ShengdaTech, Inc. was determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, public information obtained from the issuer, data provided by various brokers and a recent transacted price of the security.

The Fund is currently valuing ShengdaTech, Inc. based on a recent executed trade. If an active market in ShengdaTech, Inc. develops, the value of the security could significantly increase or decrease.

The following table presents the activity of the Fund's investment measured at fair value using significant unobservable inputs (Level 3 valuation) for the nine months ended July 31, 2013.

Level 3 Holdings	Corporate Bonds
(value in $000s)
Beginning Balance at 10/31/12	$60
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(19)	*
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balanced at 7/31/13	$41
* Amount represents the change in unrealized gain (loss) for ShengdaTech, Inc. as of July 31, 2013.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/Tracy V. Maitland
                Tracy V. Maitland
            President and Chief Executive Officer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tracy V. Maitland
                Tracy V. Maitland
            President and Chief Executive Officer

Date:	September 26, 2013

By:	/s/Robert White
                Robert White
            Treasurer and Chief Financial Officer

Date:	September 26, 2013